Accounts Receivable - Schedule of Movement of Allowances for Credit Loss (Details) - USD ($)	6 Months Ended	12 Months Ended
	Mar. 31, 2025	Sep. 30, 2024
Schedule of Movement of Allowances for Credit Loss [Abstract]
Balance at beginning of the year	$ (42,932)	$ (38,534)
(Addition) reversal	23,865	(4,398)
Total	$ (19,067)	$ (42,932)